As filed with the Securities and Exchange Commission on February 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Banks - 9.9%
925,000	Bank of America Corp.	$15,567,750
435,000	Citigroup, Inc.	22,511,250
240,000	JPMorgan Chase & Co.	15,847,200
		53,926,200
	Construction & Engineering - 4.2%
760,000	AECOM Technology Corp. (b)	22,822,800

	Containers & Packaging - 1.9%
229,500	Sealed Air Corp.	10,235,700

	Electronic Equipment, Instruments & Components - 4.6%
385,000	TE Connectivity Ltd. (a)	24,874,850

	Energy Equipment & Services - 7.1%
450,000	Baker Hughes, Inc.	20,767,500
154,200	Halliburton Co.	5,248,968
737,700	Rowan Companies plc - Class A (a)	12,504,015
		38,520,483
	Health Care Equipment & Supplies - 1.3%
71,700	Zimmer Biomet Holdings, Inc.	7,355,703

	Health Care Providers & Services - 7.0%
135,000	Aetna Inc.	14,596,200
330,000	Quest Diagnostics, Inc.	23,476,200
		38,072,400
	Industrial Conglomerates - 3.0%
525,000	General Electric Co.	16,353,750

	Insurance - 16.1%
230,000	Allstate Corp.	14,280,700
445,000	American International Group, Inc.	27,576,650
470,000	Lincoln National Corp.	23,622,200
465,000	MetLife, Inc.	22,417,650
		87,897,200
	Leisure Products - 5.1%
1,025,000	Mattel, Inc.	27,849,250

	Media - 1.5%
110,000	Omnicom Group Inc.	8,322,600

	Metals & Mining - 6.3%
1,800,000	Freeport-McMoRan Inc.	12,186,000
387,000	Reliance Steel & Aluminum Co.	22,411,170
		34,597,170
	Oil, Gas & Consumable Fuels - 5.7%
388,900	Antero Resources Corp. (b)	8,478,020
174,500	Chevron Corp.	15,698,020
1,255,700	WPX Energy, Inc. (b)	7,207,718
		31,383,758
	Personal Products - 1.4%
1,938,543	Avon Products, Inc.	7,851,099

	Pharmaceuticals - 4.2%
273,800	Eli Lilly & Co.	23,070,388

	Professional Services - 3.5%
186,100	Dun & Bradstreet Corp.	19,341,373

	Semiconductors & Semiconductor Equipment - 2.7%
1,170,000	Intersil Corp. - Class A	14,929,200

	Software - 4.5%
440,000	Microsoft Corp.	24,411,200

	Technology Hardware, Storage & Peripherals - 4.3%
1,125,000	Hewlett-Packard Enterprise Co.	17,100,000
550,000	HP, Inc.	6,512,000
		23,612,000
	Trading Companies & Distributors - 3.9%
375,000	MSC Industrial Direct Co., Inc. - Class A	21,101,250
	TOTAL COMMON STOCKS (Cost $471,877,214)	536,528,374

Principal Amount		Value
	CORPORATE BONDS - 1.1%
	Health Care Providers & Services - 0.1%
	Quest Diagnostics, Inc.
$750,000	3.20%, 4/1/16	753,433
	Life Sciences Tools & Services - 0.3%
	Thermo Fisher Scientific, Inc.
1,500,000	2.25%, 8/15/16	1,508,441
	Nondepository Credit Intermediation - 0.3%
	General Electric Capital Corp.
1,500,000	3.35%, 10/17/16	1,529,067
	Oil, Gas & Consumable Fuels - 0.3%
	Oneok Partners LP
1,500,000	3.25%, 2/1/16	1,502,623
	Semiconductors & Semiconductor Equipment - 0.1%
	Altera Corp.
798,000	1.75%, 5/15/17	801,362
	TOTAL CORPORATE BONDS (Cost $6,097,957)	6,094,926
Shares/ Principal Amount
	SHORT-TERM INVESTMENTS - 1.3%
1,933,930	Fidelity Institutional Money Market Portfolio - Select Class, 0.28% (c)	1,933,930
	U.S. Treasury Bill
$1,000,000	0.074%, 1/21/2016 (d)	998,780
1,000,000	0.245%, 2/18/2016 (d)	999,868
1,000,000	0.165%, 3/24/2016 (d)	997,815
1,000,000	0.316%, 5/19/2016 (d)	999,959
1,000,000	0.452%, 6/23/2016 (d)	999,620
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,929,500)	6,929,972

	Total Investments in Securities (Cost $484,904,671) - 100.6%	549,553,272
	Liabilities in Excess of Other Assets - (0.6)%	(3,026,801)
	NET ASSETS - 100.0%	$546,526,471

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2015.
(d)	Rate shown is the discount rate at December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 85.1%
	Air Freight & Logistics - 1.2%
9,500	UTi Worldwide, Inc. (a) (b)	$66,785

	Banks - 4.0%
5,650	CIT Group Inc.	224,305

	Building Products - 1.5%
1,850	Armstrong World Industries, Inc. (b)	84,600

	Commercial Services & Supplies - 3.0%
4,000	Clean Harbors, Inc. (b)	166,600

	Communications Equipment - 4.3%
3,550	Motorola Solutions, Inc.	242,998

	Construction & Engineering - 3.4%
6,330	AECOM Technology Corp. (b)	190,090

	Diversified Consumer Services - 5.8%
6,050	H & R Block, Inc.	201,525
2,050	Strayer Education, Inc. (b)	123,246
		324,771
	Diversified Financial Services - 1.5%
4,800	Leucadia National Corp.	83,472

	Energy Equipment & Services - 6.8%
1,700	Baker Hughes, Inc.	78,455
1,650	Core Laboratories N.V. (a)	179,421
2,150	Dril-Quip, Inc. (b)	127,344
		385,220
	Health Care Equipment & Supplies - 4.5%
2,450	Zimmer Biomet Holdings, Inc.	251,346

	Health Care Providers & Services - 13.0%
2,350	Aetna Inc.	254,082
1,100	Humana, Inc.	196,361
3,960	Quest Diagnostics, Inc.	281,714
		732,157
	Insurance - 4.6%
8,200	Progressive Corp.	260,760

	Leisure Products - 2.3%
4,700	Mattel, Inc.	127,699

	Machinery - 2.0%
7,200	NN, Inc.	114,768

	Metals & Mining - 2.9%
2,800	Reliance Steel & Aluminum Co.	162,148

	Oil, Gas & Consumable Fuels - 1.9%
2,100	EQT Corp.	109,473

	Pharmaceuticals - 1.5%
3,800	Horizon Pharma plc (a) (b)	82,346

	Professional Services - 3.6%
1,950	Dun & Bradstreet Corp.	202,663

	Real Estate Management & Development - 1.0%
493	Howard Hughes Corp. (b)	55,788

	Semiconductors & Semiconductor Equipment - 3.5%
6,000	Micron Technology, Inc. (b)	84,960
5,600	Veeco Instruments, Inc. (b)	115,136
		200,096
	Software - 5.5%
3,000	Check Point Software Technologies, Ltd. (a) (b)	244,140
24,098	Zynga, Inc. - Class A (b)	64,583
		308,723
	Specialty Retail - 1.7%
7,400	Party City Holdco, Inc. (b)	95,534

	Technology Hardware, Storage & Peripherals - 2.1%
1,550	SanDisk Corp.	117,785

	Textiles, Apparel & Luxury Goods - 3.5%
6,900	Gildan Activewear, Inc. (a)	196,098
	TOTAL COMMON STOCKS (Cost $5,185,886)	4,786,225

	SHORT-TERM INVESTMENTS - 29.4%
512,211	Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (c)	512,210
512,211	Fidelity Institutional Money Market Portfolio - Select Class, 0.28% (c)	512,211
116,010	STIC - Prime Portfolio, 0.26% (c)	116,010
512,211	STIC - Liquid Assets Portfolio, 0.29% (c)	512,211
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,652,642)	1,652,642

	Total Investments in Securities (Cost $6,838,528) - 114.5%	6,438,867
	Liabilities in Excess of Other Assets - (14.5)%	(817,150)
	NET ASSETS - 100.0%	$5,621,717

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.9%
	Banks - 6.4%
10,788	Bank of America Corp.	$181,562
5,100	Citigroup, Inc.	263,925
4,500	JPMorgan Chase & Co.	297,135
		742,622
	Beverages - 2.0%
2,300	PepsiCo, Inc.	229,816

	Communications Equipment - 0.6%
2,700	Cisco Systems, Inc.	73,319

	Construction & Engineering - 2.0%
7,500	AECOM Technology Corp. (b)	225,225

	Electrical Equipment - 1.5%
3,600	Emerson Electric Co.	172,188

	Electronic Equipment, Instruments & Components - 2.5%
4,400	TE Connectivity Ltd. (a)	284,284

	Energy Equipment & Services - 4.3%
6,700	Baker Hughes, Inc.	309,205
4,500	Rowan Companies plc - Class A (a)	76,275
1,600	Schlumberger Ltd. (a)	111,600
		497,080
	Food & Staples Retailing - 1.4%
2,600	Wal-Mart Stores, Inc.	159,380

	Health Care Equipment & Supplies - 2.0%
2,300	Zimmer Biomet Holdings, Inc.	235,957

	Hotels, Restaurants & Leisure - 1.0%
2,600	Las Vegas Sands Corp.	113,984

	Household Products - 1.7%
2,400	Procter & Gamble Co.	190,584

	Industrial Conglomerates - 2.1%
600	3M Co.	90,384
5,000	General Electric Co.	155,750
		246,134
	Insurance - 8.0%
5,000	American International Group, Inc.	309,850
6,100	Lincoln National Corp.	306,586
6,400	MetLife, Inc.	308,544
		924,980
	IT Services - 2.6%
2,200	International Business Machines Corp.	302,764

	Leisure Products - 2.9%
12,300	Mattel, Inc.	334,191

	Metals & Mining - 3.7%
29,200	Freeport-McMoRan Inc.	197,684
4,000	Reliance Steel & Aluminum Co.	231,640
		429,324

	Oil, Gas & Consumable Fuels - 2.9%
3,800	Antero Resources Corp. (b)	82,840
2,800	Chevron Corp.	251,888
		334,728
	Pharmaceuticals - 7.1%
3,250	Abbott Laboratories	145,957
2,350	AbbVie, Inc.	139,214
5,350	GlaxoSmithKline plc - ADR	215,873
1,450	Johnson & Johnson	148,944
5,200	Pfizer, Inc.	167,856
		817,844
	Professional Services - 2.6%
2,900	Dun & Bradstreet Corp.	301,397

	Software - 2.8%
5,900	Microsoft Corp.	327,332

	Technology Hardware, Storage & Peripherals - 2.6%
13,000	Hewlett-Packard Enterprise Co.	197,600
8,400	HP, Inc.	99,456
		297,056
	Trading Companies & Distributors - 2.2%
4,500	MSC Industrial Direct Co., Inc. - Class A	253,215
	TOTAL COMMON STOCKS (Cost $7,873,986)	7,493,404

Principal Amount	CORPORATE BONDS - 15.3%
	Beverages - 2.2%
	Dr Pepper Snapple Group, Inc.
$250,000	2.90%, 1/15/16	250,094
	Chemicals - 2.3%
	Praxair, Inc.
250,000	4.50%, 8/15/19	269,338
	Depository Credit Intermediation - 2.2%
	Bank of America Corp.
250,000	2.60%, 1/15/19	250,996
	Nondepository Credit Intermediation - 2.2%
	General Electric Capital Corp.
250,000	3.35%, 10/17/16	254,844
	Oil, Gas & Consumable Fuels - 2.2%
	Marathon Oil Corp.
250,000	5.90%, 3/15/18	252,961
	Semiconductors & Semiconductor Equipment - 1.6%
	Altera Corp.
190,000	1.75%, 5/15/17	190,800
	Technology Hardware, Storage & Peripherals - 2.6%
	EMC Corp.
320,000	1.875%, 6/1/18	298,688
	TOTAL CORPORATE BONDS (Cost $1,811,587)	1,767,721

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.9%
	U.S. Government Agencies
	FHLMC
300,000	0.75%, 9/11/17	300,116
250,000	0.625%, 12/28/18 (c)	249,587
		549,703
	U.S. Treasury Bond
	U.S. Treasury Bond TIPS
304,686	0.125%, 4/15/20	301,026
	U.S. Treasury Note
	U.S. Treasury Note TIPS
304,738	0.125%, 1/15/22	295,635
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $1,163,098)	1,146,364

Shares	SHORT-TERM INVESTMENTS - 11.2%
785,842	Fidelity Institutional Money Market Portfolio - Select Class, 0.28% (e)	785,842
	U.S. Treasury Bill
80,000	0.074%, 1/21/16 (d)	79,997
80,000	0.099%, 2/18/16 (d)	79,989
80,000	0.165%, 3/24/16 (d)	79,970
85,000	0.186%, 4/21/16 (d)	84,951
85,000	0.316%, 5/19/16 (d)	84,896
100,000	0.452%, 6/23/16 (d)	99,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,295,403)	1,295,427

	Total Investments in Securities (Cost $12,144,074) - 101.3%	11,702,916
	Liabilities in Excess of Other Assets - (1.3)%	(154,782)
	NET ASSETS - 100.0%	$11,548,134

	ADR - American Depositary Receipt
	FHLMC - Federal Home Loan Mortgage Corporation
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2015.
(d)	Rate shown is the discount rate at December 31, 2015.
(e)	Rate shown is the 7-day annualized yield at December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund or Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2015:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$36,171,850	$-	$-	$36,171,850
Consumer Staples	7,851,099	-	-	7,851,099
Energy	69,904,241	-	-	69,904,241
Financials	141,823,400	-	-	141,823,400
Healthcare	68,498,491	-	-	68,498,491
Industrials	79,619,173	-	-	79,619,173
Information Technology	87,827,250	-	-	87,827,250
Materials	44,832,870	-	-	44,832,870
Total Common Stocks	536,528,374	-	-	536,528,374
Fixed Income
Corporate Bonds	-	6,094,926	-	6,094,926
Total Fixed Income	-	6,094,926	-	6,094,926
Short-Term Investments	1,933,930	4,996,042	-	6,929,972
Total Assets	$538,462,304	$11,090,968	$-	$549,553,272

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$744,102	$-	$-	$744,102
Energy	494,693	-	-	494,693
Financials	624,325	-	-	624,325
Health Care	1,065,849	-	-	1,065,849
Industrials	825,507	-	-	825,507
Information Technology	869,601	-	-	869,601
Materials	162,148	-	-	162,148
Total Common Stocks	4,786,225	-	-	4,786,225
Short-Term Investments	1,652,642			1,652,642
Total Assets	$6,438,867	$-	$-	$6,438,867

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$448,175	$-	$-	$448,175
Consumer Staples	579,780	-	-	579,780
Energy	831,808	-	-	831,808
Financials	1,667,602	-	-	1,667,602
Health Care	1,053,801	-	-	1,053,801
Industrials	1,198,159	-	-	1,198,159
Information Technology	1,284,755	-	-	1,284,755
Materials	429,324	-	-	429,324
Total Common Stocks	7,493,404	-	-	7,493,404
Fixed Income
Corporate Bonds	-	1,767,721	-	1,767,721
U.S. Government Agencies and Instrumentalities	-	1,146,364	-	1,146,364
Total Fixed Income		2,914,085		2,914,085
Short-Term Investments	785,842	509,585	-	1,295,427
Total Assets	$8,279,246	$3,423,670	$-	$11,702,916

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with a Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

During the period ended December 31, 2015, the Funds did not hold written options.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$485,308,019

Gross unrealized appreciation	$111,975,123
Gross unrealized depreciation	(47,729,870)
Net unrealized appreciation	$64,245,253

Poplar Forest Outliers Fund

Cost of investments	$6,839,292

Gross unrealized appreciation	$471,110
Gross unrealized depreciation	(871,535)
Net unrealized depreciation	$(400,425)

Poplar Forest Cornerstone Fund

Cost of investments	$12,144,074

Gross unrealized appreciation	$1,856,954
Gross unrealized depreciation	(2,298,112)
Net unrealized depreciation	$(441,158)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  February 26, 2016

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  February 26, 2016

* Print the name and title of each signing officer under his or her signature.